Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 21,547	$ 10,272
Prepayments	5,145	2,069
VAT receivable	2,261	1,973
Grant income receivable	418	661
Other receivable	765	436
Prepaid Expense and Other Assets, Current	$ 30,136	$ 15,411